                                                                 December, 1999

Dear Shareholder:

  We are pleased to submit to you our report for the year ended October 31, 1999.

  The past twelve months were a period when real estate investment trust stocks declined in value, even though the underlying real estate businesses continued to prosper and expand. Because of year-end profit and loss taking, we were able to identify some significantly undervalued REITS and to take ad-vantage of these investment opportunities.

  We believe that both institutional and retail investors are waiting for the opportunity to jump back into the REIT marketplace with substantial invest-ments in the first quarter of 2000. We see the current state of the REIT sec-tor as an opportunity to invest in specific REITs, particularly since we can purchase these stocks more cheaply than the underlying real estate. Future profits and dividend yields cannot be implied from prior performance. REIT values may be adversely affected by environmental, economic and interest rate changes.

  We remain convinced that in the long term Spirit of America has the poten-tial to provide its investors with a high income return in a sector of the economy that we believe will eventually reflect its fundamental values, and that we will be able to profit from our market research and evaluations.

                                          Sincerely,

                                          /s/ David Lerner
                                          David Lerner
                                          President

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 1999
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- 98.01%                                      ------ ------------

Apartments (REITS) -- 18.04%
Amli Residential Properties Trust...........................  8,300 $   172,225
Associated Estates Realty Corp. ............................ 20,000     172,500
Avalonbay Communities, Inc. ................................  5,304     171,385
Camden Property Trust.......................................  8,500     230,031
Cornerstone Realty Income Trust, Inc. ...................... 35,000     363,125
Equity Residential Properties Trust.........................  4,300     179,794
Gables Residential Trust.................................... 12,000     290,250
Home Properties of New York, Inc. ..........................  3,300      88,069
Mid-America Apartment Communities, Inc. .................... 10,500     232,313
Post Properties, Inc. ......................................  3,000     115,875
Smith (Charles E.) Residential Realty, Inc. ................  3,000     102,000
Summit Properties Inc. ..................................... 10,000     191,250
Walden Residential Properties, Inc. ........................  9,000     192,938
                                                                    -----------
                                                                      2,501,755
                                                                    -----------

Diversified (REITS) -- 9.60%
BRE Properties, Inc., Cl A..................................  6,300     142,931
Colonial Properties Trust...................................  8,000     204,000
Crescent Real Estate Equities Co. .......................... 17,300     288,694
Duke-Weeks Realty Corp. ....................................  4,000      78,500
Essex Property Trust, Inc. .................................  4,000     130,250
Glenborough Realty Trust, Inc. ............................. 20,000     261,250
Hospitality Properties Trust................................  4,000      84,500
Liberty Property Trust......................................  6,000     140,250
Vornado Operating Inc.*.....................................    250       1,500
                                                                    -----------
                                                                      1,331,875
                                                                    -----------

Healthcare (REITS) -- 13.04%
American Health Properties, Inc. ........................... 10,000     201,875
Health Care Property Investors, Inc. ....................... 10,000     262,500
Healthcare Realty Trust, Inc. .............................. 12,500     240,625
HRPT Properties Trust....................................... 27,000     248,062
LTC Healthcare Inc.*........................................    400         600
LTC Properties, Inc. ....................................... 11,000     116,875
Meditrust Companies -- Paired Stock......................... 31,000     249,937
National Health Investors, Inc. ............................ 15,000     226,875
Nationwide Health Properties, Inc. .........................  3,000      49,688
OMEGA Healthcare Investors, Inc. ...........................  9,000     178,313
Senior Housing Properties Trust.............................  2,700      33,075
                                                                    -----------
                                                                      1,808,425
                                                                    -----------



                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 1999
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- continued                                   ------ ------------

Industrial (REITS) -- 8.41%
Bedford Property Investors, Inc............................. 13,000 $   227,500
Brandywine Realty Trust..................................... 16,000     269,000
First Industrial Realty Trust, Inc. ........................ 11,000     271,562
ProLogis Trust..............................................  4,600      88,838
Reckson Associates Realty Corp..............................  6,000     111,000
Reckson Services Industries, Inc.*..........................    640      13,040
Spieker Properties, Inc. ...................................  5,300     185,169
                                                                    -----------
                                                                      1,166,109
                                                                    -----------

Net Lease (REITS) -- 9.22%
Catellus Development Corp.*.................................  2,000      23,500
Commercial Net Lease Realty................................. 38,000     437,000
Franchise Finance Corp. of America..........................  4,000      87,000
Lexington Corporate Properties Trust........................ 29,100     316,462
TriNet Corporate Realty Trust, Inc. ........................ 18,000     415,125
                                                                    -----------
                                                                      1,279,087
                                                                    -----------

Office Space (REITS) -- 6.90%
CarrAmerica Realty Corp.....................................  6,000     133,500
Corporate Office Properties Trust........................... 13,000      94,250
Equity Office Properties Trust..............................  6,300     139,387
Highwoods Properties, Inc. .................................  7,300     176,569
Kilroy Realty Corp..........................................  5,000      95,937
Mack-Cali Realty Corp.......................................  8,600     221,450
Prentiss Properties Trust...................................  4,500      96,469
                                                                    -----------
                                                                        957,562
                                                                    -----------

Regional Malls (REITS) -- 12.29%
Bradley Real Estate, Inc....................................  6,000     100,500
CBL & Associates Properties, Inc............................  4,000      89,000
Crown American Realty Trust.................................  6,000      36,750
General Growth Properties, Inc..............................  3,000      86,812
Glimcher Realty Trust....................................... 24,000     355,500
Macerich Co. (The)..........................................  4,000      80,000
Mills Corp.................................................. 14,000     252,000
Simon Property Group, Inc...................................  6,000     138,375
Taubman Centers, Inc........................................  2,000      22,625
United Dominion Realty Trust, Inc. ......................... 32,000     350,000
Westfield America, Inc...................................... 14,000     192,500
                                                                    -----------
                                                                      1,704,062
                                                                    -----------



                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 1999
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- continued                                   ------ ------------

Shopping Centers (REITS) -- 17.27%
Burnham Pacific Properties, Inc. ........................... 11,000 $   110,000
Center Trust, Inc. ......................................... 14,000     143,500
Developers Diversified Realty Corp. ........................ 20,000     285,000
Excel Legacy Corp.*.........................................  3,300      13,819
Federal Realty Investment Trust.............................  4,300      78,206
First Washington Realty Trust, Inc. ........................  8,000     163,500
IRT Property Co. ........................................... 12,000     101,250
JDN Realty Corp. ...........................................  6,000     114,375
JP Realty, Inc. ............................................  9,500     162,687
Kimco Realty Corp. .........................................  2,000      68,250
Malan Realty Investors, Inc. ...............................  5,000      65,000
New Plan Excel Realty Trust.................................  7,160     123,958
Pan Pacific Retail Properties, Inc. ........................  7,000     127,750
Realty Income Corp. ........................................ 10,000     225,000
Saul Centers, Inc. ......................................... 27,000     383,063
Urban Shopping Centers, Inc. ...............................  3,000      77,438
Weingarten Realty Investors.................................  4,000     153,000
                                                                    -----------
                                                                      2,395,796
                                                                    -----------

Storage (REITS) -- 3.24%
Shurgard Storage Centers, Inc., Cl A........................  4,000      94,500
Sovran Self Storage, Inc....................................  9,000     191,250
Storage USA, Inc............................................  5,600     163,100
                                                                    -----------
                                                                        448,850
                                                                    -----------
Total Investments -- 98.01%
(Cost $16,154,926**)........................................         13,593,521
Cash and Other Assets Net of Liabilities -- 1.99%...........            276,109
                                                                    -----------
NET ASSETS -- 100.00%.......................................        $13,869,630
                                                                    ===========

 * Non-income producing security
** Cost for Federal income tax purposes is $16,154,926, and net unrealized de-preciation consists of:

         Gross unrealized appreciation............... $    74,307
         Gross unrealized depreciation...............  (2,635,712)
                                                      -----------
         Net unrealized depreciation................. $(2,561,405)
                                                      ===========


                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Assets and Liabilities                             October 31, 1999
--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $16,154,926) (Note 1)........................................... $13,593,521
 Cash.............................................................     271,314
 Receivables:
  Dividends and interest..........................................     118,160
  Capital stock sold..............................................     108,383
 Deferred organization costs (Note 1).............................      79,225
 Other assets.....................................................      14,072
                                                                   -----------
    TOTAL ASSETS..................................................  14,184,675
                                                                   -----------
LIABILITIES
 Payables:
  Capital stock redeemed..........................................      97,032
  Distributions to shareholders...................................      57,793
 Accrued expenses.................................................      29,371
 Accrued distribution expense (Note 3)............................       5,084
 Due to Advisor...................................................     125,765
                                                                   -----------
    TOTAL LIABILITIES.............................................     315,045
                                                                   -----------
NET ASSETS........................................................ $13,869,630
                                                                   ===========
Class A Shares
 Net assets applicable to 1,501,445 outstanding $0.001 par value shares
  (500,000,000 authorized shares)................................. $11,224,961
                                                                   ===========
 Net asset value and redemption price per Class A Share
  ($11,224,961 / 1,501,445 shares)................................ $      7.48
                                                                   ===========
 Offering price per share ($7.48 / 0.9475)........................ $      7.89
                                                                   ===========
Class B Shares
 Net assets applicable to 351,987 outstanding $0.001 par value shares
  (500,000,000 authorized shares)................................. $ 2,644,669
                                                                   ===========
 Net asset value and offering price per Class B Share
  ($2,644,669 / 351,987 shares)................................... $      7.51
                                                                   ===========
 Redemption price per share ($7.51 X 0.9425)...................... $      7.08
                                                                   ===========
SOURCE OF NET ASSETS
 At October 31, 1999, net assets consisted of:
  Paid-in capital................................................. $16,490,236
  Accumulated net realized loss on investments....................     (59,201)
  Net unrealized depreciation on investments......................  (2,561,405)
                                                                   -----------
    NET ASSETS.................................................... $13,869,630
                                                                   ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Operations                      For the Year Ended October 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends......................................................... $   909,185
 Interest..........................................................       6,078
                                                                    -----------
  TOTAL INCOME.....................................................     915,263
                                                                    -----------
EXPENSES
 Investment advisory fees (Note 3).................................     117,814
 Transfer agent fees...............................................      60,076
 Administration fees...............................................      67,542
 Distribution fees -- Class A (Note 3).............................      30,880
 Distribution fees -- Class B (Note 3).............................      18,562
 Accounting fees...................................................      38,990
 Registration fees.................................................      10,293
 Legal fees........................................................       7,500
 Custodian fees....................................................      10,572
 Printing expense..................................................       8,045
 Amortization of organization costs (Note 1).......................      24,791
 Auditing fees.....................................................       8,305
 Directors' fees...................................................       6,500
 Insurance expense.................................................      11,195
 Miscellaneous expense.............................................         332
                                                                    -----------
  TOTAL EXPENSES...................................................     421,397
   Expenses waived and reimbursed by Advisor (Note 3)..............    (169,098)
                                                                    -----------
  NET EXPENSES.....................................................     252,299
                                                                    -----------
  NET INVESTMENT INCOME............................................     662,964
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 Net realized loss from security transactions......................     (59,201)
 Net change in unrealized depreciation of investments..............  (1,794,011)
                                                                    -----------
   Net realized and unrealized loss on investments.................  (1,853,212)
                                                                    -----------
   Net decrease in net assets resulting from operations............ $(1,190,248)
                                                                    ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    For the Year  For the Period
                                                       Ended          Ended
                                                    October 31,    October 31,
                                                        1999          1998*
                                                    ------------  --------------
OPERATIONS
 Net investment income............................. $   662,964     $  142,811
 Net realized loss from security transactions......     (59,201)           --
 Net change in unrealized depreciation of
  investments......................................  (1,794,011)      (767,394)
                                                    -----------     ----------
   Net decrease in net assets resulting from
    operations.....................................  (1,190,248)      (624,583)
                                                    -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
   Class A ($0.53 and $0.16, respectively) ........    (656,695)       (99,452)
   Class B ($0.42 and $0.13, respectively) ........     (87,806)        (7,370)
                                                    -----------     ----------
   Total distributions from net investment income
    to shareholders................................    (744,501)      (106,822)
                                                    -----------     ----------
 Return of capital:
   Class A ($0.12 and $0.00, respectively) ........    (180,173)           --
   Class B ($0.12 and $0.00, respectively) ........     (42,239)           --
                                                    -----------     ----------
   Total distributions from return of capital to
    shareholders...................................    (222,412)           --
                                                    -----------     ----------
 Total distributions to shareholders...............    (966,913)      (106,822)
                                                    -----------     ----------
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
 Shares sold:
   Class A.........................................   9,272,657      8,038,878
   Class B.........................................   2,718,024        726,562
 Shares issued as reinvestment of dividends:
   Class A.........................................     711,072         90,487
   Class B.........................................     111,087          7,281
 Shares redeemed:
   Class A.........................................  (4,271,790)      (262,776)
   Class B.........................................    (473,899)        (9,387)
                                                    -----------     ----------
 Increase in net assets derived from capital share
  transactions (a).................................   8,067,151      8,591,045
                                                    -----------     ----------
   Total increase in net assets....................   5,909,990      7,859,640
NET ASSETS
 Beginning of period...............................   7,959,640        100,000
                                                    -----------     ----------
 End of period (includes undistributed net
  investment income of
  $0 and $35,989, respectively).................... $13,869,630     $7,959,640
                                                    ===========     ==========
 (a) Transactions in capital stock were:
  Shares sold:
   Class A.........................................   1,096,190        850,717
   Class B.........................................     320,212         77,658
  Shares issued as reinvestment of dividends:
   Class A.........................................      85,884         10,944
   Class B.........................................      13,712            882
  Shares redeemed:
   Class A.........................................    (522,692)       (29,598)
   Class B.........................................     (59,402)        (1,075)
                                                    -----------     ----------
   Increase in shares outstanding..................     933,904        909,528
                                                    ===========     ==========

* Class A, period January 9, 1998 (commencement of operations) through October 31, 1998.
 Class B, period March 6, 1998 (commencement of operations) through October 31, 1998.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock out-standing throughout each period presented.

                              Class A           Class A           Class B           Class B
                          ----------------  ----------------  ---------------- ------------------
                            For the Year     For the Period     For the Year     For the Period
                               Ended             Ended             Ended             Ended
                          October 31, 1999  October 31,1998*  October 31, 1999 October 31, 1998**
                          ----------------  ----------------  ---------------- ------------------
Net Asset Value,
 Beginning of Period....      $  8.66           $ 10.00            $ 8.64            $ 9.62
                              -------           -------            ------            ------
 Income From Investment
  Operations:
  Net investment
   income...............         0.49              0.20              0.40              0.15
  Net unrealized losses
   on securities........        (1.02)            (1.38)            (0.99)            (1.00)
                              -------           -------            ------            ------
    Total from
     investment
     operations.........        (0.53)            (1.18)            (0.59)            (0.85)
                              -------           -------            ------            ------
 Less Distributions:
  Distributions from net
   investment income....        (0.53)            (0.16)            (0.42)            (0.13)
  Distributions from
   return of capital....        (0.12)             0.00             (0.12)             0.00
                              -------           -------            ------            ------
    Total
     distributions......        (0.65)            (0.16)            (0.54)            (0.13)
                              -------           -------            ------            ------
Net Asset Value, End of
 Period.................      $  7.48           $  8.66            $ 7.51            $ 8.64
                              =======           =======            ======            ======
Total Return............        (6.38%)/2/       (11.78%)/1/        (7.09%)/2/        (8.84%)/3/
Ratios/Supplemental Data
 Net assets, end of
  period (in 000s)......      $11,225           $ 7,290            $2,645            $  669
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement........         3.35%/2/          6.33%/2/          4.05%/2/          7.03%/2/
  After expense
   reimbursement........         1.97%/2/          1.97%/2/          2.67%/2/          2.67%/2/
 Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
   reimbursement........         4.17%/2/         (0.62%)/2/         3.47%/2/         (1.32%)/2/
  After expense
   reimbursement........         5.55%/2/          3.75%/2/          4.85%/2/          3.05%/2/
 Portfolio turnover
  rate..................         8.15%             0.00%             8.15%             0.00%

* Class A Shares commenced investment operations on January 9, 1998.
** Class B Shares commenced investment operations on March 6, 1998.
/1/Total return calculation does not reflect sales load and is not annualized. /2/Total return calculation does not reflect sales load on Class A or CDSC charge on Class B.
/3/Total return calculation does not reflect CDSC charges and is not annualized.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements                                  October 31, 1999
-------------------------------------------------------------------------------

Note 1 -- Significant Accounting Policies

Spirit of America Investment Fund, Inc., (the "Fund"), is an open-end diversi-fied mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by in-vesting in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The poli-cies are in conformity with generally accepted accounting principles for in-vestment companies.

A. Security Valuation: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Inter-est income and expenses are accrued daily.

C. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distri-bution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. There-fore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, with-out regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements -- continued                     October 31, 1999
-------------------------------------------------------------------------------


Note 2 -- Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggre-gated $8,748,811 and $970,236, respectively, for the year ended October 31, 1999.

Note 3 -- Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Ad-visory Agreement (the "Advisory Agreement"). Spirit Management was incorpo-rated in 1997 and is a registered investment adviser under the Investment Ad-visers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating ex-penses of Class A Shares and Class B Shares will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For the year end-ing October 31, 1999, advisory fees of $117,814 were waived by Spirit Manage-ment, and Spirit Management also reimbursed the Fund $51,284.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securi-ties, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. For the year ended October 31, 1999, sales charges received by SSH Securities, Inc. were $24,284.

Certain officers and directors of the Fund are "affiliated persons" of the ad-viser or distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund. In addition, David Lerner Associ-ates, Inc. received brokerage commissions of $27,755 for the year ended Octo-ber 31, 1999.

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
Spirit of America Investment Fund
 and the Board of Trustees of
Spirit of America Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Spirit of America Investment Fund, including the schedule of investments, as of Octo-ber 31, 1999, and the related statements of operations, the statement of changes in net assets, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Oc-tober 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Investment Fund as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented herein, in conformity with generally accepted accounting principles.

/s/ Tait, Weller & Baker
                                     TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 19, 1999

Spirit of America Investment Fund -- Class A
Illustrations of $10,000 Investment
-------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Investment Fund -- Class A with the performance of the Mor-gan Stanley REIT Index. The values and returns for Spirit of America Invest-ment Fund -- Class A include reinvested dividends, and the impact of the maxi-mum sales charge placed on purchases.

             [CHART OF SPIRIT OF AMERICA INVESTMENT FUND-CLASS A]
--------------------------------------------
Total Return for the period ending 10/31/99:
Since Inception.............(12.68%)*
1 Year......................(11.30%)
--------------------------------------------

                Label           A                B
---------------------------------------------------------
    Label               Spirit of America  Morgan Stanley
---------------------------------------------------------
        1       1/9/98               9475           10000
---------------------------------------------------------
        2      1/31/98               9428            9857
---------------------------------------------------------
        3      4/30/98               9105            9646
---------------------------------------------------------
        4      7/31/98               8587            9299
---------------------------------------------------------
        5     10/31/98               8359            9811
---------------------------------------------------------
        6      1/31/99               8115            9731
---------------------------------------------------------
        7      4/30/99               8549           10967
---------------------------------------------------------
        8      7/31/99               8484            9685
---------------------------------------------------------
        9     10/31/99               7825            9772
---------------------------------------------------------

  Past performance is not indicative of future results.

* Fund commenced operations January 9, 1998.

Spirit of America Investment Fund -- Class B
Illustrations of $10,000 Investment
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Investment Fund -- Class B with the performance of the Morgan Stanley REIT Index. The values and returns for Spirit of America Investment Fund -- Class B include reinvested dividends, and the impact of the contingent deferred sales charge at redemption.


                                    [CHART]
Total Return for the period ending 10/31/99:
Since Inception...............(23.21%)*
1 Year........................(12.43%)

                Label           A                B
---------------------------------------------------------
    Label               Spirit of America  Morgan Stanley
---------------------------------------------------------
        1       1/9/98              10000           10000
---------------------------------------------------------
        2      1/31/98               9950            9857
---------------------------------------------------------
        3       3/6/98               9620           10051
---------------------------------------------------------
        4      3/31/98              10020           10237
---------------------------------------------------------
        5      4/30/98               9600            9646
---------------------------------------------------------
        6      7/31/98               9042            9299
---------------------------------------------------------
        7     10/31/98               8769            9811
---------------------------------------------------------
        8      1/31/99               8500            9731
---------------------------------------------------------
        9      4/30/99               8942           10967
---------------------------------------------------------
       10      7/31/99               8852            9685
---------------------------------------------------------
       11     10/31/99               8757            9772
---------------------------------------------------------

   Past performance is not indicative of future results.

* Effective March 6, 1998, the Fund began offering Class B shares. For periods prior to March 6, 1998, total return reflects the Class A performance, ex-cluding the Fund's Class A maximum initial sales charge, but including the effect of Class A expenses, including Rule 12b-1 fees. For periods after March 6, 1998, figures reflect actual Class B performance including the de-duction of all charges and fees applicable only to that class. Since March 6, 1998 (commencement of sales), the cumulative total return of Class B shares was (20.17%).

Investment Adviser

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Distributor

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Shareholder Services

PFPC, Inc.
3200 Horizon Drive, P. O. Box 61503
King of Prussia, PA 19406

Custodian

The Bank of New York
48 Wall Street
New York, NY 10286

Auditors

Tait Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA 19103

                        For Additional Information about
                    Spirit of America Investment Fund, Inc.
                     Call (800) 452-4892 or (610) 239-4600

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other informa-tion.




            [LOGO OF SPIRIT OF AMERICA INVESTMENT FUND APPEARS HERE]


                                 Annual Report
                                October 31, 1999